Document and Entity Information	Dec. 20, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 20, 2017
Registrant Name	LORD ABBETT SECURITIES TRUST
Central Index Key	0000898031
Amendment Flag	false
Document Creation Date	Dec. 20, 2017
Document Effective Date	Dec. 20, 2017
Prospectus Date	Mar. 01, 2017